Annual Operating Expenses {- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - K PRO-07 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Class K
Jan. 29, 2021
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.51%